Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Minimum ownership interest in CVR Energy for eligibility to file as member of AEPC consolidated federal income tax group	80.00%
Receivable from the IRS and state jurisdictions	$ 12,000,000
Valuation allowance	0	$ 0
Unrecognized tax benefits which, if recognized, would impact the company's effective tax rate	18,000,000	23,000,000	$ 29,000,000
Reductions related to expirations of statute of limitations	6,000,000	15,000,000	5,000,000
Unrecognized tax benefits reasonably possible to be recognized in next fiscal year	3,000,000
Unrecognized tax benefits netted with deferred tax asset carryforwards	22,000,000	26,000,000
Interest on income recognized on uncertain tax positions	1,000,000	7,000,000	1,000,000
Accrued interest	0	1,000,000	$ 8,000,000
Penalties recognized on uncertain tax positions	0	0
State
Income Taxes [Line Items]
Tax credit carry-forwards	35,000,000
AEP
Income Taxes [Line Items]
Due from parent	$ 4,000,000	$ 5,000,000
AEP | Majority Shareholder
Income Taxes [Line Items]
Minimum ownership interest in CVR Energy for eligibility to file as member of AEPC consolidated federal income tax group	80.00%